Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income tax [Line Items]
Current tax	$ (101,456)	$ (48,449)	$ (12,359)
Deferred income tax (Note 18)	(4,784)	5,304	555
Tax expense (income), continuing operations	$ (106,240)	$ (43,145)	$ (11,804)